Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
Schedule of income tax rates
The income tax rates in the countries where the Company operates as of December 31, 2023, 2022 and 2021 were as follows:

	2023	2022	2021
Mexico	30.0%	30.0%	30.0%
Guatemala	25.0%	25.0%	25.0%
Costa Rica	30.0%	30.0%	30.0%
Panama	25.0%	25.0%	25.0%
Nicaragua	30.0%	30.0%	30.0%
Colombia	35.0%	35.0%	31.0%
Argentina	35.0%	35.0%	30.0%
Brazil	34.0%	34.0%	34.0%
Chile	27.0%	27.0%	27.0%
Peru	29.5%	29.5%	29.5%
Ecuador	25.0%	25.0%	25.0%
Uruguay	25.0%	25.0%	25.0%
United States	21.0%	21.0%	21.0%
Switzerland	18.6%	18.6%	18.6%

Summary of Major Components of Income Tax Expense
The major components of income tax expense for the years ended December 31, 2023, 2022 and 2021 are:

	2023		2022 (Revised)		2021 (Revised)
Current tax expense	Ps.	30,413	Ps.	17,007	Ps.	14,244
Deferred tax expense (benefit):
Origination and reversal of temporary differences		247		(1,164)		2,390
Utilization (benefit) of tax losses, net		(3,198)		(389)		(1,498)
Change in the statutory rate		(172)		(102)		4
Total deferred tax expense (benefit)		(3,123)		(1,655)		896
Total income taxes	Ps.	27,290	Ps.	15,352	Ps.	15,140
Total income taxes attributable to continued operation	Ps.	12,971	Ps.	13,275	Ps.	13,566
Total income taxes attributable to discontinued operation		14,319		2,077		1,574
	Ps.	27,290	Ps.	15,352	Ps.	15,140

Income Tax Expense/Benefit Recognized in Consolidated Statement of Other Comprehensive Income

Income tax related to items charged or
recognized directly in OCI during the period:	2023		2022		2021
Unrealized gain (loss) on cash flow hedges	Ps.	(355)	Ps.	(1,158)	Ps.	992
Exchange differences on translation of foreign operations		(1,951)		(3,742)		(1,730)
Remeasurements of the net defined benefit liability		11		383		127
Share of the other comprehensive income of equity method accounted investees (1)		3,108		1,129		1,506
Total income tax expense (benefit) recognized in OCI	Ps.	813	Ps.	(3,388)	Ps.	895

(1)Deferred income taxes related to currency translation adjustment, mark to market of derivative financial instruments and employee benefits for equity method accounted investees which as of December 31, 2023 amounted to Ps. 2,953, Ps. (239), and Ps. 394, respectively.

Reconciliation Between Statutory and Actual Tax Rate
A reconciliation between tax expense and income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic tax rate for the years ended December 31, 2023, 2022 and 2021 is as follows:

	2023	2022 (Revised)	2021 (Revised)
Mexican statutory income tax rate	30.0%	30.0%	30.0%
Difference between book and tax inflationary values and translation effects	(1.7)%	(5.4)%	(4.8)%
Annual inflation tax adjustment	0.2%	7.0%	7.7%
Income tax at a rate other than Mexican statutory rates	0.9%	2.8%	0.2%
Non-deductible expenses	2.1%	3.8%	2.1%
Taxable (non-taxable) income	(3.2)%	1.4%	2.3%
Others	0.1%	0.1%	0.1%
Adjustments for previous tax years	—%	0.4%	—%
Income Tax credits (1)	—%	—%	(1.5)%
Tax loss (recognition) write off (2) (3)	(3.3)%	(5.5)%	(1.4)%
Sale of investment of Heineken	1.2%	—%	—%
Consolidated Effective income tax rate	26.3%	34.6%	34.7%
Effective income tax rate from continued operations	22.7%	33.0%	34.3%
Effective income tax rate from discontinued operations	3.6%	1.6%	0.4%

(1)Favorable position of Brazilian Courts related to a no taxation on financial effects of recovered tax credits from previously won judicial disputes, which allowed a recognition of a deferred tax credit in Brazil in 2021.
(2)During 2022, Coca-Cola FEMSA recognized an amount of Ps.(2,194) as favorable effects on the deferred tax assets of its territories taking into account our expectation that those deferred tax assets will be recovered in the future.
(3)The majority related to tax loss generated in 2023 from a reorganization of the business at Health Division in Chile.

Deferred Tax Assets and Liabilities
Deferred Income Tax Related to:

	Consolidated Statement				Consolidated
	of Financial Position as of				Income Statements
	December 31, 2023		December 31, 2022		2023		2022 (Revised)		2021 (Revised)
Expected credit losses	Ps.	(356)	Ps.	(389)	Ps.	(6)	Ps.	21	Ps.	(3)
Inventories		(61)		(107)		(1)		99		(17)
Other current assets		317		99		92		(78)		47
Property, plant and equipment, net		(7,075)		(7,288)		275		(1,345)		(1,081)
Right of use Assets		(1,166)		(1,433)		194		(151)		(482)
Investments in equity method accounted investees		(51)		(7,330)		74		(58)		(22)
Other assets		315		(283)		(884)		36		(2)
Finite useful lived intangible assets		131		3		145		(139)		498
Indefinite lived intangible assets		1,499		3,693		(2,161)		402		36
Post-employment and other long-term employee benefits		(821)		(736)		(79)		(71)		(258)
Derivative financial instruments		(240)		420		(577)		(111)		738
Temporary non-deductible provisions		(4,602)		(3,971)		(1,006)		43		1,280
Employee profit sharing payable		(1,003)		(871)		(56)		(304)		(393)
Tax loss carryforwards		(13,137)		(10,177)		(3,198)		(389)		(1,498)
Tax credits to recover (1)		(797)		(1,065)		(73)		255		1,200
Cumulative other comprehensive income		(394)		(218)		—		(417)		—
Exchange differences on translation of foreign operations in OCI		2,000		4,603		—		—		—
Other liabilities		(1,785)		(752)		(45)		322		1
Lease liabilities		(446)		(382)		(255)		(272)		53
Liabilities of amortization of goodwill of business acquisition		7,445		6,117		—		—		86
Deferred income tax					Ps.	(7,561)	Ps.	(2,157)	Ps.	183
Deferred tax income net recorded in share of the profit of equity method accounted investees						1,601		567		443
Deferred income tax, net					Ps.	(5,960)	Ps.	(1,590)	Ps.	626
Deferred tax discontinued operations					Ps.	2,838	Ps.	(65)	Ps.	270
Deferred income taxes, net	Ps.	(20,227)	Ps.	(20,067)
Deferred tax asset before reclassification to assets held for sale		(29,639)
Deferred tax asset from assets held for sale		2,041
Deferred tax assets	Ps.	(27,598)	Ps.	(26,890)
Deferred tax liability before reclassification to assets held for sale		7,373
Deferred tax liability from assets held from sale		(2)
Deferred tax liabilities	Ps.	7,371	Ps.	6,823
(1)Corresponds to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years according to the Mexican Income Tax law.
Deferred Tax related to Other Comprehensive Income (AOCI)

Income tax related to items charged or
recognized directly in AOCI as of the year:	2023		2022
Unrealized gain on derivative financial instruments	Ps.	324	Ps.	688
Remeasurements of the net defined benefit liability		(221)		(251)
Exchange differences on translation of foreign operations		1,828		3,778
Gain on hedge of net investments in foreign operations		1,401		2,216
Share of other comprehensive income of associated companies and joint ventures		—		(3,108)
Total deferred tax loss related to AOCI	Ps.	3,332	Ps.	3,323

Schedule of Changes in Net Deferred Income Tax Asset
The changes in the balance of the net deferred income tax asset are as follows:

	2023		2022		2021
Balance at the beginning of the period	Ps.	(20,067)	Ps.	(14,691)	Ps.	(16,010)
Deferred tax provision for the period (Note 25.8)		(5,960)		(1,115)		622
Deferred tax income net recorded in share of the profit of equity method accounted investees		2		(694)		277
Acquisition of subsidiaries		1,871		—		—
Effects in equity:
Unrealized (gain) on cash flow hedges		(594)		(1,281)		1,006
Exchange differences on translation of foreign operations		1,002		(2,604)		(491)
Remeasurements of the net defined benefit liability		405		497		380
Retained earnings of equity method accounted investees		954		(334)		32
Restatement effect of the period and beginning balances associated with hyperinflationary economies		121		155		(507)
Related discontinued operations		2,039		—		—
Balance at the end of the period	Ps.	(20,227)	Ps.	(20,067)	Ps.	(14,691)

Schedule of Tax Loss Carryforwards	The tax losses carryforwards for which a deferred tax asset has been recorded and their corresponding years of expiration are as follows:

	Tax Loss
Year	Carryforwards
2024	Ps.	963
2025		790
2026		635
2027		659
2028		484
2029		2,743
2030		3,323
2031		403
2032		3,283
2033 and thereafter		16,567
No expiration (Brazil and Colombia)		12,963
	Ps.	42,813

Summary of Changes in the Balance of Tax Loss Carryforwards
The changes in the balance of tax loss carryforwards are as follows:

	2023		2022
Balance at beginning of the period	Ps.	31,323	Ps.	30,041
Derecognized		(932)		(13,348)
Increase (1)		21,018		14,639
Usage of tax losses		(7,281)		(460)
Translation effect of beginning balances		(1,315)		451
Balance at end of the period	Ps.	42,813	Ps.	31,323

(1)The recognition of tax loss carryforwards from previous years is shown under the item of increases, together with the tax loss carryforwards generated in the same years